Contingent Consideration (Details) - Genkyotex SA - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent Consideration
Opening balance	kr 54,399	kr 48,969
Change for the year	15,942	4,470
Exchange differences	5,539	960
Ending balance	kr 75,880	kr 54,399